Leases - Additional Information (Details) $ in Thousands					12 Months Ended
	Mar. 15, 2022 USD ($)	Mar. 04, 2022 USD ($)	Jan. 05, 2022 USD ($) ft²	Nov. 06, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 25, 2022 USD ($)	Aug. 31, 2021 a	Jul. 05, 2021 USD ($)	Mar. 01, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Operating Lease Liability					$ 2,333
Operating					2,262	$ 2,454
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability					$ 55	$ 1,375
Operating lease weighted average discount rate percentage					8.10%	8.00%
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability					$ 0	$ 47
Finance lease weighted average discount rate percentage					4.60%	12.70%
Warehouse And Office Space In Rutledge Tunnese
Lessee, Lease, Description [Line Items]
Initial term of lease			5 years
Operating lease renewal term			5 years
Operating lease montly rent payment			$ 16
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability			$ 1,315
Operating lease weighted average discount rate percentage			9.00%
Base lease rent for renewal			$ 18
Lease Of Truck
Lessee, Lease, Description [Line Items]
Initial term of lease		39 months
Finance lease monthly rent payment		$ 1
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability		$ 47
Finance lease weighted average discount rate percentage		4.70%
Office Space In Austin Texas
Lessee, Lease, Description [Line Items]
Initial term of lease	2 years
Operating lease montly rent payment	$ 3
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 60
Operating lease weighted average discount rate percentage	4.50%
Data Black River LLC
Lessee, Lease, Description [Line Items]
Operating lease renewal term							1 year
Operating lease montly rent payment							$ 1
January 1,2022 | Warehouse And Office Space In Rutledge Tunnese
Lessee, Lease, Description [Line Items]
Area of real estate | ft²			10,000
February 1,2022 | Warehouse And Office Space In Rutledge Tunnese
Lessee, Lease, Description [Line Items]
Area of real estate | ft²			37,906
Ava Data LLC | TENNESSEE
Lessee, Lease, Description [Line Items]
Initial term of lease				5 years
Land Subject to Ground Leases | a								2
Operating lease monthly expense payable				$ 15
Operating Lease, Discount Rate				7.00%
Operating lease renewal term				5 years
Description of purchase option in the lease				at any time after the one-year anniversary
Purchase option in the lease				$ 2,100
Operating Lease Liability				1,136
Operating				$ 1,306
Ava Data LLC | Landlord Promissory Note | TENNESSEE
Lessee, Lease, Description [Line Items]
Debt instrument face value									$ 175
Operating Lease, Discount Rate									4.00%
Prepaid rent									$ 170
Office Space | Gateway Rental Properties LLC
Lessee, Lease, Description [Line Items]
Finance lease monthly expense payable										$ 3
Initial term of lease										2 years
Finance Lease, Renewal Term										2 years
Purchase option in the lease										$ 375
Finance lease liability and Right-of-Use Asset										$ 55
Finance Lease, Discount Rate										15.20%